Pensions and Other Post-employment Benefits - Narrative (Details) - CAD ($) $ in Millions		12 Months Ended
	Jul. 27, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Remeasurement of pension plans		$ (17)	$ 4
DB Pension Plans
Disclosure of defined benefit plans [line items]
Net defined benefit asset	$ 148
Contributions by employer	5
Settlements gain (loss)	(8)	0	8
Defined benefit obligation, annuity purchased	48
Actuarial gains (losses) arising from remeasurement of plan assets	(3)	2	3
Remeasurement of pension plans	1
OPEB Plans
Disclosure of defined benefit plans [line items]
Settlements gain (loss)		0	0
Actuarial gains (losses) arising from remeasurement of plan assets		(13)	0
Defined benefit obligation, Inactive plan members | DB Pension Plans
Disclosure of defined benefit plans [line items]
Defined benefit obligation	140
Defined benefit obligation, Active plan members | DB Pension Plans
Disclosure of defined benefit plans [line items]
Defined benefit obligation	$ 42
Fair value of plan assets | DB Pension Plans
Disclosure of defined benefit plans [line items]
Contributions by employer		1	6
Fair value of plan assets | OPEB Plans
Disclosure of defined benefit plans [line items]
Contributions by employer		2	0
Defined benefit obligation | DB Pension Plans
Disclosure of defined benefit plans [line items]
Actuarial gains (losses) arising from remeasurement of plan assets		2	3
Defined benefit obligation | OPEB Plans
Disclosure of defined benefit plans [line items]
Actuarial gains (losses) arising from remeasurement of plan assets		$ (13)	$ 0
Canada | Fair value of plan assets | OPEB Plans
Disclosure of defined benefit plans [line items]
Actuarial assumption of medical cost trend rates		6.50%		5.00%
Actuarial assumption of medical cost trend rates, decreases per period		0.50%
Canada | Defined benefit obligation | OPEB Plans
Disclosure of defined benefit plans [line items]
Actuarial assumption of medical cost trend rates		6.00%
Actuarial assumption of medical cost trend rates, decreases per period		0.50%
United States | Fair value of plan assets | OPEB Plans
Disclosure of defined benefit plans [line items]
Actuarial assumption of medical cost trend rates		6.00%		5.00%
Actuarial assumption of medical cost trend rates, decreases per period		0.25%
United States | Defined benefit obligation | OPEB Plans
Disclosure of defined benefit plans [line items]
Actuarial assumption of medical cost trend rates		6.50%
Actuarial assumption of medical cost trend rates, decreases per period		0.25%
Actuarial assumption of average health care cost trend for 2022 and thereafter | Canada | OPEB Plans
Disclosure of defined benefit plans [line items]
Actuarial assumption of medical cost trend rates				5.00%
Actuarial assumption of average health care cost trend for 2022 and thereafter | United States | OPEB Plans
Disclosure of defined benefit plans [line items]
Actuarial assumption of medical cost trend rates				5.00%